Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment results
Operating revenues consist of contract revenues, reimbursable revenues, management contract revenues and other revenues. The segmental analysis of operating revenues is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Harsh environment	495	526	510
Floaters	363	358	625
Jackup rigs	38	59	95
Other	11	18	24

Total	907	961	1,254

Depreciation
We record depreciation expense to reduce the carrying value of drilling unit and equipment balances to their residual value over their expected remaining useful economic lives. The segmental analysis of depreciation is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Harsh environment	73	93	125
Floaters	37	176	224
Jackup rigs	16	20	19
Other	1	29	29

Total	127	318	397

Amortization of intangibles
We record amortization of favorable and unfavorable contracts over the remaining lives of the contracts. The segmental analysis of amortization is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
			(As adjusted)
Harsh environment	—	1	—
Floaters	—	—	105

Total	—	1	105

Impairment of drilling units and intangible assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The segmental analysis of impairment is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Harsh environment	152	419	—
Floaters	—	3,555	—
Jackups	—	86	—
Other	—	48	—

Total	152	4,108	—

Operating net loss
The segmental analysis of operating net losses is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Harsh environment	(138)	(396)	(69)
Floaters	(21)	(3,781)	(201)
Jackups	17	(86)	(3)
Other	(14)	(218)	(23)

Operating loss	(156)	(4,481)	(296)
Unallocated items:
Total financial items and other	(416)	50	(451)

Loss before income taxes	(572)	(4,431)	(747)

Drilling assets - Total assets
The segmental analysis of drilling assets and total assets is shown in the table below.

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Harsh environment rigs	709	1,032
Floaters	524	528
Jackup rigs	198	195

Total Drilling Units	1,431	1,755
Unallocated items:
Investments in associated companies	27	24
Assets held for sale	1,492	1,085
Cash and restricted cash	516	653
Other assets	431	461

Total assets	3,897	3,978

Drilling units - Capital expenditures
(1)
The segmental analysis of capital expenditures is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Harsh environment	30	26	34
Floaters	35	110	111
Jackups	19	1	8

Total	84	137	153

(1)	Capital expenditure includes long term maintenance projects.

Schedule of revenues and fixed assets by geographic area
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Norway	486	480	469
Angola	125	89	215
Brazil	121	51	137
United States	105	107	74
Nigeria	—	—	198
Others (1)	70	234	161

Total Revenue	907	961	1,254

(1)	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.

Fixed assets – drilling units
(1)
Drilling unit fixed assets by geographic area based on location as at end of the year are as follows:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Norway	710	1,044
Brazil	169	79
Qatar	156	151
Malaysia	40	94
USA	92	87
Spain	47	49
Others (2)	217	251

Total	1,431	1,755

(1)	Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(2)	Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.

Schedule of customer with contract revenues by major customers
In the years ended December 31, 2021, 2020 and 2019, we had the following customers with total revenues greater than 10% in any of the years presented:

	Segment	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)	(As adjusted)
ConocoPhillips	Harsh Environment	18%	18%	12%
Equinor	Harsh Environment	15%	13%	18%
Lundin	Floaters	13%	2%	—%
Northern Ocean	Harsh Environment	4%	13%	13%
TotalEnergies	Floaters	—%	5%	20%
Other		50%	49%	37%

Total		100%	100%	100%